Document And Entity Information	12 Months Ended
Mar. 31, 2026 shares
Document Information Line Items
Entity Central Index Key	0002027722
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42723
Entity Registrant Name	Grande Group Ltd/HK
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Suite 2701
Entity Address, Address Line Two	27/F., Tower 1
Entity Address, Address Line Three	Admiralty Center, 18 Harcourt Road
Entity Address, City or Town	Admiralty
Entity Address, Country	HK
Title of 12(b) Security	Class A Ordinary Shares, par value $0.00001 per share
Trading Symbol	GRAN
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Grande Group Limited and its subsidiaries (collectively the “Company”) as of March 31, 2026 and 2025, and the related consolidated statements of operations, changes in shareholders’ equity, and cash flows for each of the years in the three-year period ended March 31, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2026 and 2025, and the results of its operations and its cash flows for each of the years in the three-year period ended March 31, 2026, in conformity with accounting principles generally accepted in the United States of America.

Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Amendment Flag	false
Document Fiscal Period Focus	FY
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Suite 2701
Entity Address, Address Line Two	27/F., Tower 1
Entity Address, Address Line Three	Admiralty Center, 18 Harcourt Road
Entity Address, City or Town	Admiralty
Entity Address, Country	HK
Contact Personnel Name	Yujie, CHEN
City Area Code	+852
Local Phone Number	3890 3601
Contact Personnel Email Address	vivi.chan@grande-capital.com
Entity Address, Postal Zip Code	00000
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	19,906,250
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	5,000,000